Equity and Other Equity Items - Disclosure of Detailed Information About Dividends Paid (Detail) - Common shares [Member] - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
The Board of Directors Meeting on 12, 2021
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 377,453
Dividend per share (yen)	¥ 135.00
Record date	Mar. 31, 2021
Dividends effective date	May 28, 2021
The Board of Directors Meeting on May 8, 2019
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 339,893
Dividend per share (yen)		¥ 120.00
Record date		Mar. 31, 2019
Dividends effective date		May 24, 2019
The Board of Directors Meeting on November 7, 2019
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 278,908
Dividend per share (yen)		¥ 100.00
Record date		Sep. 30, 2019
Dividends effective date		Nov. 27, 2019
The Board of Directors Meeting on May 12, 2020
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 331,938
Dividend per share (yen)	¥ 120.00
Record date	Mar. 31, 2020
Dividends effective date	May 28, 2020
The Board of Directors Meeting on November 6, 2020
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 293,576
Dividend per share (yen)	¥ 105.00
Record date	Sep. 30, 2020
Dividends effective date	Nov. 27, 2020